SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 1,500	$ 5,100	$ 6,800
Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	(2,623)	10,921	15,200
Research and Development Expense | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,576	2,884	3,480
Administrative expenses | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	(3,525)	7,355	9,669
Equity in loss of affiliate | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ (674)	$ 682	$ 2,051